RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7. RELATED PARTY TRANSACTIONS

As of March 31, 2022 and June 30, 2021, $4,110,515 and $1,155,550, respectively, was due to related parties and is primarily comprised of loans from the Belfrics entities’ shareholders and are advances due on demand with no interest.

At June 30, 2021, the Company reported $34,271 due from related party, a Cog Apps shareholder. As of March 31, 2022, the amount has been repaid in full.

NOTE 5. RELATED PARTY TRANSACTIONS

At June 30, 2021 and 2020, due to related parties was $1,155,550 and $763,050, respectively. At June 30, 2021, this was comprised of unpaid compensation of $776,050 to Victoria Rudman, $164,500 to William Singer, $90,000 to Charles Adelson, and $125,000 to Robert Grinberg.

As of June 30, 2021, the board approved to pay these and any other amounts due by converting them to common stock.

At June 30, 2021 and 2020, due from related party was $34,271 and $0, respectively. This amount is due from a Subsidiary shareholder.